Disclosure - Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Effective tax rate	11.38%	23.15%	26.01%
Unrecognized Tax benefits		$ 1,010,000	$ 1,010,000	$ 1,010,000